Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

31       Earnings per share

a) Basic earnings per share

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the Group by the weighted average number of shares outstanding each year.

The following table shows the net income and the number of shares that have been used for the calculation of the basic earnings per share total:

	At December 31,
	2025	2024	2023
Income attributable to equity holders of the Group	247,724	282,674	239,506
Weighted average number of shares (thousands) (Note 31. c)	162,293	161,012	160,891
Basic earnings per share of the year attributable to the ordinary equity holders of the Group	1.53	1.76	1.49

b) Diluted earnings per share

Diluted earnings per share is calculated by dividing the profit or loss attributable to ordinary equity holders of the Group by the weighted average number of ordinary shares outstanding during each year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following tables show the net income and the number of shares that have been used for the calculation of the diluted earnings per share total:

	At December 31,
	2025	2024	2023
Income attributable to equity holders of the Group	247,724	282,674	239,506
Weighted average number of shares and potential ordinary shares (thousands) (Note 31.c)	162,451	161,193	161,058
Diluted earnings per share of the year attributable to the ordinary equity holders of the Group	1.52	1.75	1.49

c) Weighted average number of shares used as the denominator

	At December 31,
	2025	2024	2023
Weighted average number of shares outstanding	164,415	163,223	163,223
Weighted average number of treasury shares	(2,122)	(2,211)	(2,332)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	162,293	161,012	160,891
Adjustments for calculation of diluted earnings per share:
Equity settled share - based payment (1)	158	181	167
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	162,451	161,193	161,058

(1) Rights to equity settled share-based payment granted to executives and key employees in accordance with the Management Compensation Plan by the Compensation Committee (Note 30) are included in the calculation of diluted earnings per share, assuming all outstanding rights will vest. The rights are not included in the determination of basic earnings per share.